SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS	12 Months Ended
Dec. 31, 2015
Valuation and Qualifying Accounts [Abstract]
SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS
Schedule II
MATCH GROUP, INC. AND SUBSIDIARIES

VALUATION AND QUALIFYING ACCOUNTS

Description	Balance at Beginning of Period	Charges to Earnings		Charges to Other Accounts		Deductions		Balance at End of Period
	(In thousands)
2015
Allowance for doubtful accounts	$1,133	$656	(1)	$87		$(137)	(4)	$1,739
Deferred tax valuation allowance	24,805	300	(2)	(1,861)	(3)	—		23,244
Other reserves	2,098							2,514
2014
Allowance for doubtful accounts	$856	$114	(1)	$384		$(221)	(4)	$1,133
Deferred tax valuation allowance	23,202	1,286	(5)	317	(6)	—		24,805
Other reserves	2,203							2,098
2013
Allowance for doubtful accounts	$240	$86	(1)	$533		$(3)	(4)	$856
Deferred tax valuation allowance	24,375	(915)	(7)	(258)	(8)	—		23,202
Other reserves	1,901							2,203
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(1)	Additions to the allowance for doubtful accounts are charged to expense.

(2)	Amount is primarily related to a net increase in foreign, federal and state net operating losses.

(3)
Amount is primarily related to the decrease in unbenefited unrealized losses on an available-for-sale marketable equity security included in accumulated other comprehensive loss and currency translation adjustments on foreign net operating losses.

(4)	Write-off of fully reserved accounts receivable.

(5)	Amount is primarily related to federal net operating losses.

(6)
Amount is primarily related to the increase in unbenefited unrealized losses on a long-term marketable equity security included in accumulated other comprehensive loss, partially offset by currency translation adjustments on foreign net operating losses.

(7)	Amount is primarily related to foreign net operating losses.

(8)	Amount is related to the decrease in unbenefited unrealized losses on a long-term marketable equity security included in accumulated other comprehensive loss.